Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) - Schedule of Cost of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenues [Abstract]
Energy and infrastructure	$ 78,942	$ 56,415
Depreciation and amortization	84,785	72,420
Purchases of electrical components	2,580	1,759
Electrician salaries and payroll taxes	1,561	1,316
Cost of revenues	$ 167,868	$ 131,910